INCOME TAXES (Details 4) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfDeferredIncomeTaxAssetsNotRecognisedLineItems [Line Items]
Deferred income tax assets not recognized	$ 116,819	$ 112,728
Plant and Equipment
DisclosureOfDeferredIncomeTaxAssetsNotRecognisedLineItems [Line Items]
Deferred income tax assets not recognized	4,744	7,344
Tax Losses - Capital
DisclosureOfDeferredIncomeTaxAssetsNotRecognisedLineItems [Line Items]
Deferred income tax assets not recognized	66,873	66,783
Tax Losses - Operating
DisclosureOfDeferredIncomeTaxAssetsNotRecognisedLineItems [Line Items]
Deferred income tax assets not recognized	42,635	35,904
Tax Credits
DisclosureOfDeferredIncomeTaxAssetsNotRecognisedLineItems [Line Items]
Deferred income tax assets not recognized	1,126	1,126
Other Deductible Temporary Differences
DisclosureOfDeferredIncomeTaxAssetsNotRecognisedLineItems [Line Items]
Deferred income tax assets not recognized	$ 1,441	$ 1,571